Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Net By Type [Abstract]
Property Plant And Equipment [Text Block]

	2011	2010
	$	$

Mine development	6,652	6,590
Buildings and mine infrastructure	3,613	3,263
Mineral rights and other	1,023	1,045
Assets under construction	522	502
Land	41	37
	11,851	11,437
Accumulated depreciation, depletion and amortization	(5,728)	(5,511)
Net book value December 31,	6,123	5,926

Net book value of mining assets encumbered by capital leases (See Note 18)	67	48